Segment Information (Summary of Financial Information by Geographical Area) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [Line Items]
Sales	$ 26,885	$ 25,972
Non-current assets	37,121	37,286
Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	26,885	25,972
Intersegment amounts [Member]
Disclosure of geographical areas [Line Items]
Sales	0	0
Canpotex [Member]
Disclosure of geographical areas [Line Items]
Sales	(48)	(4)
Non-current assets	0	0
Canpotex [Member] | Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	2,267	1,658
United States [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	15,695	15,773
United States [Member] | Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	16,326	15,899
Canada [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	19,490	19,281
Canada [Member] | Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	2,890	2,872
Trinidad [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	735	730
Trinidad [Member] | Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	61	69
Brazil customer [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	112	138
Brazil customer [Member] | Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	696	855
Other [Member]
Disclosure of geographical areas [Line Items]
Sales	312	264
Non-current assets	29	353
Other [Member] | Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	698	581
Australia [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	997	948
Australia [Member] | Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	3,302	3,305
Argentina Customer [Member]
Disclosure of geographical areas [Line Items]
Sales	301	368
Europe Customer [Member]
Disclosure of geographical areas [Line Items]
Sales	386	317
Other South America Customer [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	63	63
Other South America Customer [Member] | Third Party Reconciling [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 645	$ 733